Equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of equity [abstract]
Schedule disclosing information related to movement in the share capital
(USD millions)	Jan 1, 2023	Movement in year	Dec 31, 2023	Movement in year	Dec 31, 2024	Movement in year	Dec 31, 2025

Share capital [1]	890	-65	825	-32	793	-27	766

Treasury shares	-92	51	-41	-12	-53	3	-50

Outstanding share capital	798	-14	784	-44	740	-24	716

 1  At December 31, 2025, 2024 and 2023, the Novartis AG share capital consists of registered shares with a nominal value of CHF 0.49 each. Prior to the 2023 capital decrease (see Note 18.6), Novartis AG share capital consisted of registered shares with a nominal value of CHF 0.50 each. No authorized and conditional capital exists.

Schedule disclosing information related to movement in the shares
	2025			2024			2023

Number of outstanding shares (in thousands)	Total Novartis shares	Total treasury shares[1]	Total outstanding shares	Total Novartis shares	Total treasury shares[1]	Total outstanding shares	Total Novartis shares	Total treasury shares[1]	Total outstanding shares

Balance at beginning of year	2 189 931	-214 842	1 975 089	2 277 478	-233 444	2 044 034	2 403 721	-284 112	2 119 609

Shares canceled for capital reduction [2]	-77 509	77 509		-87 547	87 547		-126 243	126 243

Shares acquired to be canceled [3]		-77 602	-77 602		-77 509	-77 509		-87 547	-87 547

Other share purchases [4]		-1 713	-1 713		-1 245	-1 245		-1 579	-1 579

Exercise of options and employee transactions [5]								2 791	2 791

Equity-based compensation plans [5]		12 233	12 233		9 668	9 668		10 470	10 470

Shares delivered to Sandoz employees		145	145		141	141		290	290

Total movements	-77 509	10 572	-66 937	-87 547	18 602	-68 945	-126 243	50 668	-75 575

Balance at end of year	2 112 422	-204 270	1 908 152	2 189 931	-214 842	1 975 089	2 277 478	-233 444	2 044 034

[1] Approximately 75.4 million treasury shares (2024: 86.0 million; 2023: 93.8 million) are held in Novartis entities that restrict their availability for use.
[2] Novartis reduced its share capital by canceling shares that were repurchased on the SIX Swiss Exchange second trading line during previous years.
[3] Shares repurchased on the SIX Swiss Exchange second trading line under the CHF 10 billion share buyback authority approved at the 2022 Annual General Meeting (AGM), the additional CHF 10 billion authority approved at the 2023 AGM and the additional CHF 10 billion authority approved at the 2025 AGM. Since May 15, 2025, the share repurchases are executed under the authority approved at the 2025 AGM as all earlier authorizations are fully exhausted.

[4] Shares acquired from employees, which were previously granted to them under the respective equity-based compensation plans
[5] Shares delivered as a result of options being exercised and physical share deliveries related to equity-based compensation plans. See Note 18.8.

Schedule disclosing information related to Dividend
	2025	2024	2023

Dividend per share (in CHF)	3.50	3.30	3.20

Total dividend payment (in USD billion)	7.8	7.6	7.3

Schedule disclosing information related treasury shares movements
		2025		2024		2023

	Note	Number of outstanding shares (in millions)	Equity impact USD m	Number of outstanding shares (in millions)	Equity impact USD m	Number of outstanding shares (in millions)	Equity impact USD m

Shares acquired to be canceled [1]		-77.60	-8 947	-77.51	-8 316	-87.55	-8 369

Other share purchases [2]		-1.71	-175	-1.25	-134	-1.58	-148

Purchase of treasury shares		-79.31	-9 122	-78.76	-8 450	-89.13	-8 517

Exercise of options and employee transactions [3]	18.8					2.79	146

Equity-based compensation plans [4]		12.23	1 157	9.67	1 060	10.47	904

Shares delivered to Sandoz employees		0.14	12	0.14	12	0.29	30

Total		-66.94	-7 953	-68.95	-7 378	-75.58	-7 437

[1] Shares repurchased on the SIX Swiss Exchange second trading line under the CHF 10 billion share buyback authority approved at the 2022 Annual General Meeting (AGM), the additional CHF 10 billion authority approved at the 2023 AGM and the additional CHF 10 billion authority approved at the 2025 AGM. Since May 15, 2025, the share repurchases are executed under the authority approved at the 2025 AGM as all earlier authorizations are fully exhausted.

[2] Shares acquired from employees, which were previously granted to them under the respective equity-based compensation plans
[3] Shares delivered as a result of options being exercised related to equity-based compensation plans and the delivery of treasury shares. The average share price of the shares delivered was significantly below market price, reflecting the strike price of the options exercised.

[4] Equity-settled share-based compensation is expensed in the consolidated income statement in accordance with the vesting period of the equity-based compensation plans. The value for the shares and options granted is credited to consolidated equity over the respective vesting period. In addition, tax benefits arising from tax-deductible amounts exceeding the expense recognized in the income statement are credited to equity.